Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
22.	Related party transactions

Compensation of key management personnel

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company, and comprises the Company’s Chairman, President and Chief Executive Officer, Chief Financial Officer, Chief Operating Officer and Directors.

Key management compensation for the years ended December 31, 2025 and 2024 is comprised of the following:

For the year ended December 31,	2025	2024
Share-based compensation	$1,989	$3,054
Salaries and benefits	2,142	1,704
Professional fees	-	552
	$4,131	$5,310

During 2021, the Company entered an agreement with Augusta Capital Corporation (“Augusta”) for consulting services. The owner of Augusta Capital Corporation is the Chairman and a major shareholder of the Company. This agreement was terminated on January 1, 2025, and no amounts were charged by Augusta for the year ended December 31, 2025 (December 31, 2024 – $552).

Related party arrangement

On January 2, 2020, the Company entered into an arrangement to share office space, equipment, personnel, consultants and various administrative services with other companies related by virtue of certain directors and management in common. The services were provided through a management company equally owned by each company party to the arrangement. Costs incurred by the management company were allocated and funded by the shareholders of the management company based on time incurred and use of services. All of the parties jointly entered into a rental agreement for office space. When the Company’s participation in the arrangement terminated, the Company was obligated to pay its share of the rent payments for the remaining term of the office space rental agreement. On January 1, 2025, the Company terminated the arrangement to share office space, equipment, personnel, consultants and various administrative services with other companies related by virtue of certain directors and management in common. The agreed settlement cost associated with the termination of the agreement was $104.

The Company was charged for the following with respect to these arrangements in the year ended December 31, 2025 and 2024:

For the year ended December 31,	2025	2024
Salaries and benefits	$-	$2,244
Office and other	104	469
Filing and regulatory fees	-	54
Marketing and travel	-	19
	$104	$2,786